Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue by Type of Good or Service

Revenue by type of good or service (in thousands)

	2020	2021	2022
Digital Platform Services third-party revenue	$637,568	$845,941	$827,224
Digital Platform Services first-party revenue	395,588	539,737	592,497
Digital Platform Services Revenue	1,033,156	1,385,678	1,419,721
Digital Platform Fulfilment Revenue	213,228	332,504	321,653
Brand Platform Revenue	390,014	467,505	477,146
In-Store Revenue	37,524	70,921	98,160
Total Revenue	$1,673,922	$2,256,608	$2,316,680